Stock Repurchase Programs	12 Months Ended
Dec. 31, 2011
Stock Repurchase Programs [Abstract]
Stock Repurchase Programs
3.	Stock Repurchase Programs

We have previously announced several stock repurchase programs. Under our stock repurchase programs, shares of Hudson City Bancorp common stock may be purchased in the open market or through other privately negotiated transactions, depending on market conditions. The repurchased shares are held as treasury stock for general corporate use. In accordance with the terms of the memorandum of understanding described in Note 14, future share repurchases must be approved by the FRB. We did not purchase any of our common shares pursuant to the repurchase programs during the year ended December 31, 2011. Included in treasury stock are vested shares related to stock awards that were surrendered for withholding taxes. These shares are included in treasury stock purchases in the consolidated statements of cash flows and amounted to 17,145, 34,923, and 19,355 shares for 2011, 2010 and 2009, respectively. During the year ended December 31, 2009 we purchased 3,970,605 shares of our common stock at an aggregate cost of $43.5 million. There were no stock repurchases during the year ended December 31, 2010. As of December 31, 2011, there remained 50,123,550 shares that may be purchased under the existing stock repurchase programs.